Share-based Compensation Plans and Shares Held in Trust - Narrative (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
A Class Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	14.3	17.4
B Class Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	5.2	6.5
A Class American Depositary Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	5.1	5.3
Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based compensation	3 years
Consideration paid upon award vesting in share-based payment arrangement	$ 0
Bottom of range | Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	0.00%
Top of range | Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	200.00%